Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
(13) Income Taxes
The details of income tax (benefit) expense are as follows:

Puget Energy	Year Ende d December 31,
(Dollars in Thousands)	2025	2024	2023
Charged to operating expenses:
Current:
Federal	$(43,334)	$31,101	$66,086
State	553	364	1,317
Deferred:
Federal	100,502	(875)	(94,860)
State	5	133	23
Amortization of deferred ITC	(3,559)	—	—

Total income tax expense	$54,167	$30,723	$(27,434)

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2025	2024	2023
Charged to operating expenses:
Current:
Federal	$(26,143)	$61,924	$112,168
State	848	889	1,626
Deferred:
Federal	107,060	(10,226)	(120,397)
State	—	—	—
Amortization of deferred ITC	(3,559)	—	—

Total income tax expense	$78,206	$52,587	$(6,603)

The following reconciliation compares
pre-tax
book income at the federal stat
uto
ry rate of 21.0% to the actual income tax expense in the Consolidated Statements of Income:

Puget Energy	Year Ended December 31,
(Dollars in Thousands)	2025		2024		2023
Income taxes at the statutory rate	$88,944	21.0%	$63,256	21.0%	$5,524	21.0%

Increase (decrease) resulting from:
State and local income tax, net of federal benefit 1	$458	0.1%	$393	0.1%	$1,070	4.1%
Nontaxable or nondeductible items	4,735	1.1	4,069	1.4	2,747	10.4
Other:
Utility plant differences 2	(33,844)	(8.0)	(35,416)	(11.8)	(27,823)	(105.8)
Excess deferred tax amortization	—	—	—	—	(8,689)	(33.0)
Other, net	(6,126)	(1.4)	$(1,579)	(0.5)	$(263)	(1.0)

Total income tax expense	$54,167	12.8%	$30,723	10.2%	$(27,434)	(104.3)%

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2025		2024		2023
Income taxes at the statutory rate	$112,754	21.0%	$84,835	21.0%	$26,136	21.0%

Increase (decrease) resulting from:
State and local income tax, net of federal benefit 1	$678	0.1%	$702	0.2%	$1,291	1.0%
Nontaxable or nondeductible items	4,735	0.9	4,069	1.0	2,747	2.2
Other:
Utility plant differences 2	(33,844)	(6.3)	(35,416)	(8.8)	(27,823)	(22.3)
Excess deferred tax amortization	—	—	—	—	(8,689)	(7.0)
Other, net	(6,117)	(1.1)	(1,603)	(0.4)	(265)	(0.2)

Total income tax expense	$78,206	14.6%	$52,587	13.0%	$(6,603)	(5.3)%

1.	State taxes in California and Oregon made up the majority (greater than 50 percent) of the tax effect in this category.
2.
Utility plant differences include the reversal of excess deferred taxes using the average rate assumption method in the amount of $29.5 million, $29.8 million and $27.8 million in 2025, 2024 and 2023, respectively.

The Company’s net deferred tax liability at December 31, 2025, and 2024, is composed of amounts related to the following types of temporary differences:

Puget Energy	At December 31,
(Dollars in Thousands)	2025	2024
Utility plant and equipment	$1,757,760	$1,768,358
Operating lease liabilities	134,988	61,109
Other deferred tax liabilities	478,056	405,208

Subtotal deferred tax liabilities	$2,370,804	$2,234,675

Net operating loss carryforward	$(207,047)	$(201,562)
Net regulatory liability for income taxes	(698,727)	(721,907)
Operating lease ROU assets	(134,948)	(60,920)
Other deferred tax assets	(388,259)	(252,606)

Subtotal deferred tax assets	$(1,428,981)	$(1,236,995)

Total net deferred tax liabilities	$941,823	$997,680

Puget Sound Energy	At December 31,
(Dollars in Thousands)	2025	2024
Utility plant and equipment	$1,751,292	$1,763,456
Operating lease liabilities	134,988	61,109
Other deferred tax liabilities	396,461	321,859

Subtotal deferred tax liabilities	$2,282,741	$2,146,424

Net regulatory liability for income taxes	(699,225)	(722,558)
Operating lease ROU assets	(134,948)	(60,920)
Other deferred tax assets	(379,142)	(245,454)

Subtotal deferred tax assets	$(1,213,315)	$(1,028,932)

Total net deferred tax liabilities	$1,069,426	$1,117,492

The Company’s income taxes paid (net of refunds) at December 31, 2025, and 2024, is composed of amounts related to the following jurisdictions:

Puget Energy	At December 31,
(Dollars in Thousands)	2025 1	2024	2023
Federal	$(69,268)	$37,065	$69,678

Total income taxes paid	$(69,268)	$37,065	$69,678

1.	Includes $22.2 million related to federal income taxes paid and federal income tax refunds of $91.5 million related to proceeds from the sale of transferable tax credits.

Puget Sound Energy	At December 31,
(Dollars in Thousands)	2025 1	2024	2023
Federal	$(51,630)	$67,888	$115,680

Total income taxes paid	$(51,630)	$67,888	$115,680

1.	Includes $39.8 million related to federal income taxes paid and federal income tax refunds of $91.5 million related to proceeds from the sale of transferable tax credits.
The Company calculates its deferred tax assets and liabilities under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to be in effect when these differences are realized. A valuation allowance is recorded when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of a deferred tax asset depends on the ability to generate sufficient taxable income of the appropriate character and in the appropriate taxing jurisdictions within the carryforward periods available.
In connection with qualifying projects, PSE generated ITCs corresponding to a $186.3 million accumulated deferred ITC regulatory liability, net of $3.6 million in ITC amortization, which was reported within the “Unamortized investment tax credit” financial statement line item on the consolidated balance sheets. During the year, PSE transferred a portion of its ITC from the Beaver Creek wind project for net proceeds of $91.5 million. The proceeds are included in “Proceeds from sale of transferrable tax credits” line on the Statement of Cash Flows. A partial valuation allowance was recorded for the remaining ITC for difference between value of the tax credit and the expected net sales price.
Puget Energy’s net operating loss carryforwards will expire at various dates between 2031 and 2037. Net operating losses generated in 2018 and thereafter have no expiration date. The Company believes that it is more likely than not that its deferred income tax assets as of December 31, 2025 will be realized.
As of December 31, 2025, and 2024, the Company had no material unrecognized tax benefits. As a result, no interest or penalties were accrued for unrecognized tax benefits during the year.
The Company has open tax years from 2022 through 2025. The Company classifies interest as interest expense and penalties as other expense in the financial statements.